Recurring Fair Value Measurements (Details) - Schedule of Company's Financial Assets and Liabilities - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Assets
Investments held in Trust Account—U.S. Money Market	$ 35,555,976	$ 323,911,642
Liabilities
Warrant liabilities	1,643,270	379,216
Public Warrant Liability [Member]
Liabilities
Warrant liabilities	829,962	191,529
Private Warrant Liability [Member]
Liabilities
Warrant liabilities	813,308	187,687
Sponsor Loan Conversion Option [Member]
Liabilities
Warrant liabilities
Level 1 [Member]
Assets
Investments held in Trust Account—U.S. Money Market	35,555,976	323,911,642
Liabilities
Warrant liabilities	829,962	191,529
Level 1 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liabilities	829,962	191,529
Level 1 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liabilities
Level 1 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Warrant liabilities
Level 2 [Member]
Assets
Investments held in Trust Account—U.S. Money Market
Liabilities
Warrant liabilities	813,308	187,687
Level 2 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liabilities
Level 2 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liabilities	813,308	187,687
Level 2 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Warrant liabilities
Level 3 [Member]
Assets
Investments held in Trust Account—U.S. Money Market
Liabilities
Warrant liabilities
Level 3 [Member] | Public Warrant Liability [Member]
Liabilities
Warrant liabilities
Level 3 [Member] | Private Warrant Liability [Member]
Liabilities
Warrant liabilities
Level 3 [Member] | Sponsor Loan Conversion Option [Member]
Liabilities
Warrant liabilities